Award Timing Disclosure	12 Months Ended
Aug. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	The FactSet Research Systems Inc. Stock Option Grant Policy (the "Option Grant Policy") was adopted effective June 16, 2023. The Option Grant Policy applies to any grant of stock options made by FactSet to our employees, executives, or directors. Under the Option Grant Policy, FactSet shall not time the disclosure of material nonpublic information ("MNPI") for the purpose of affecting the value of any employee, executive, or director compensation and shall not take MNPI into account when determining the terms of stock option grants. Pursuant to the Option Grant Policy, FactSet shall not grant stock options during the period starting four business days before the filing of a periodic report on Form 10-Q or Form 10-K or the filing or furnishing of a current report on Form 8-K that discloses MNPI and concluding one business day after the filing or furnishing of such report. If a regularly scheduled or intended stock option grant date falls within such a period, FactSet shall move the grant date to the first business day after the conclusion of such period.
Award Timing Method	Under the Option Grant Policy, FactSet shall not time the disclosure of material nonpublic information ("MNPI") for the purpose of affecting the value of any employee, executive, or director compensation and shall not take MNPI into account when determining the terms of stock option grants. Pursuant to the Option Grant Policy, FactSet shall not grant stock options during the period starting four business days before the filing of a periodic report on Form 10-Q or Form 10-K or the filing or furnishing of a current report on Form 8-K that discloses MNPI and concluding one business day after the filing or furnishing of such report. If a regularly scheduled or intended stock option grant date falls within such a period, FactSet shall move the grant date to the first business day after the conclusion of such period.
Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	FactSet shall not time the disclosure of material nonpublic information ("MNPI") for the purpose of affecting the value of any employee, executive, or director compensation and shall not take MNPI into account when determining the terms of stock option grants.
MNPI Disclosure Timed for Compensation Value	false